Other current liabilities	12 Months Ended
Mar. 31, 2023
Other current liabilities

37 Other current liabilities

	March 31,
	2022	2023
Advance from customers	531,526	525,638
Statutory liabilities	79,368	41,239
Other liabilities	58,075	56,310
Deferred Consideration	41,656	-
Interest accrued on term loan	-	43,842
Total	710,625	667,029

Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)